CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share Capital	Share Premium	Treasury shares.	Free Distributable Reserves	Non Distributable Reserves.	Legal Reserves	Currency Translation Adjustment	Other reserves.	Retained Earnings [1]	Total	Non-controlling interests.	Total
Balance at Dec. 31, 2018	$ 160,022	$ 180,486		$ 385,055	$ 1,351,883	$ 176	$ (378,803)	$ (1,324,731)	$ 394,156	$ 768,244	$ 454,453	$ 1,222,697
Shareholders contributions (Note 25e)											27,506	27,506
Loss for the year									9,099	9,099	(14,919)	(5,820)
Capital Increase (Note 25a and 25b)	0	0
Other comprehensive income / (loss) for the year							(13,298)	(96)		(13,394)	(11,626)	(25,020)
Changes in non-controlling interests (Note 25e)								(60)		(60)	(20,689)	(20,749)
Balance at Dec. 31, 2019	160,022	180,486		385,055	1,351,883	176	(392,101)	(1,324,887)	403,255	763,889	434,725	1,198,614
Loss for the year									(253,053)	(253,053)	(108,840)	(361,893)
Capital Increase (Note 25a and 25b)	3,201	2,944	$ (6,145)	(6,145)	6,145
Share-based payments reserve (Notes 25a,25c and 29)								1,800		1,800		1,800
Other comprehensive income / (loss) for the year							(25,171)	(82)		(25,253)	(8,040)	(33,293)
Changes in non-controlling interests (Note 25e)								2,027		2,027	(1,969)	58
Balance at Dec. 31, 2020	163,223	183,430	(6,145)	378,910	1,358,028	176	(417,272)	(1,321,142)	150,202	489,410	315,876	805,286
Shareholders contributions (Note 25e)											11,475	11,475
Loss for the year									(117,755)	(117,755)	(63,221)	(180,976)
Capital Increase (Note 25a and 25b)	0	0
Share-based payments reserve (Notes 25a,25c and 29)			1,373					(1,500)	1,147	1,020		1,020
Transfer to legal reserve						905			(905)
Other comprehensive income / (loss) for the year							95,625	(2)		95,623	43,099	138,722
Changes in non-controlling interests (Note 25e)								1,433		1,433	(3,352)	(1,919)
Balance at Dec. 31, 2021	$ 163,223	$ 183,430	$ (4,772)	$ 378,910	$ 1,358,028	$ 1,081	$ (321,647)	$ (1,321,211)	$ 32,689	$ 469,731	$ 303,877	$ 773,608

[1]	(1) Retained Earnings calculated according to Luxembourg Law are disclosed in Note 26c.